Share-based Compensation Plans and Shares Held in Trust - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
A Class Shares | Shares Held By Employee Share Trusts
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options outstanding, in shares	15.2	13.1
B Class Shares | Shares Held By Employee Share Trusts
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options outstanding, in shares	2.9	6.2
A Class American Depositary Shares | Shares Held By Employee Share Trusts
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options outstanding, in shares	5.9	4.9
Bottom of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage of share-based compensation	0.00%
Top of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage of share-based compensation	200.00%